Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following table presents selected unaudited quarterly financial information for the years ended December 31:

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2015	2014	2015	2014	2015	2014	2015	2014
Net sales	$574.8	$614.2	$644.5	$654.4	$589.6	$687.6	$610.4	$778.6
Gross profit	159.3	150.3	170.8	174.0	150.3	187.9	171.6	214.0
Income (loss) from continuing operations, net of tax	(10.2)	2.0	19.7	40.9	18.3	33.1	31.7	31.3
Income from discontinued operations, net of tax	4.5	2.9	4.3	2.2	4.5	1.8	2.6	2.8
Net income (loss)	(5.7)	4.9	24.0	43.1	22.8	34.9	34.3	34.1
Net income (loss) attributable to noncontrolling interests	(2.9)	(4.9)	1.8	1.5	1.1	1.9	1.7	4.1
Net income (loss) attributable to Diebold, Incorporated	$(2.8)	$9.8	$22.2	$41.6	$21.7	$33.0	$32.6	$30.0

Basic earnings (loss) per share
Income (loss) from continuing operations, net of tax	$(0.11)	$0.10	$0.27	$0.61	$0.26	$0.48	$0.46	$0.42
Income from discontinued operations, net of tax	0.07	0.05	0.07	0.03	0.07	0.03	0.04	0.04
Net income (loss) attributable to Diebold, Incorporated (basic)	$(0.04)	$0.15	$0.34	$0.64	$0.33	$0.51	$0.50	$0.46

Diluted earnings (loss) per share
Income (loss) from continuing operations, net of tax	$(0.11)	$0.11	$0.27	$0.61	$0.26	$0.48	$0.46	$0.42
Income from discontinued operations, net of tax	0.07	0.04	0.07	0.03	0.07	0.03	0.04	0.04
Net income (loss) attributable to Diebold, Incorporated (diluted)	$(0.04)	$0.15	$0.34	$0.64	$0.33	$0.51	$0.50	$0.46

Basic weighted-average shares outstanding	64.7	64.3	64.9	64.6	65.0	64.6	65.0	64.6
Diluted weighted-average shares outstanding	64.7	64.8	65.6	65.2	65.6	65.3	65.7	65.4